Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15.    FAIR VALUE DISCLOSURES

      The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

            Cash and cash equivalents:  The carrying amount reported in the balance sheet for cash and cash equivalents approximates its fair value because of the short-term maturity of these instruments.

            Bank deposits:  The carrying amount reported in the balance sheet for bank deposits approximates its fair value because of the short-term maturity of these instruments.

            Accounts receivable and accounts payable:  The carrying amounts reported in the balance sheet for accounts receivable and accounts payable approximate their fair values because of the short-term maturity of these instruments.

            Related party balances:  The carrying amounts reported in the balance sheet for related party balances approximate their fair values because of the short-term maturity of these instruments.

Short-term debt: The carrying amounts of the Company’s borrowings under its short-term revolving credit arrangements approximate their fair values. The fair value of the non-interest bearing short-term debt from related parties approximates to its carrying amount as it is repayable on demand.

Investment securities: The fair values of marketable equity securities are based on quoted market prices, details of which are set out in note 7. In accordance with ASC 820, the marketable securities are classified within Level 1 of fair value hierarchy. It is not practicable to estimate the fair values of the equity investments that do not have a quoted market price, without incurring excessive costs. In accordance with ASC 820, such instruments are classified in the Level 3 of fair value hierarchy.

Forward exchange contracts: The fair values of forward exchange contracts are estimated by reference to market quotations for forward contracts with similar terms, adjusted where necessary for maturity differences. The foreign currency forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.